UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: March 31, 2022

Date of reporting period: September 30, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

GQG Partners Global Quality Equity Fund

GQG Partners US Select Quality Equity Fund

GQG Partners Global Quality Dividend Income Fund

GQG Partners International Quality Dividend Income Fund

GQG Partners US Quality Dividend Income Fund

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2021
Investment Adviser: GQG Partners LLC

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
SEPTEMBER 30, 2021

The Funds file their complete schedules of investments with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-362-8333; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

SECTOR WEIGHTING †

  † Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.6%
	Shares	Value

BRAZIL — 6.0%
Petroleo Brasileiro ADR	27,342,213	$282,718,483
Vale	13,676,822	190,384,655
Vale ADR, Cl B	3,479,753	48,542,554

		521,645,692

CHINA — 14.3%
Alibaba Group Holding ADR *	115,991	17,172,467
ANTA Sports Products	4,536,335	85,723,372
Baoshan Iron & Steel, Cl A	50,247,529	67,216,575
Beijing Oriental Yuhong Waterproof Technology, Cl A	6,475,451	44,294,866
Centre Testing International Group, Cl A	2,946,105	11,538,605
China Merchants Bank, Cl H	33,500,457	266,355,689
Country Garden Services Holdings	8,235,105	64,869,542
JD.com ADR *	534,573	38,617,554
Kweichow Moutai, Cl A	265,600	75,059,202
Li Ning	7,806,162	90,881,128
LONGi Green Energy Technology, Cl A *	3,206,137	40,632,263
PetroChina, Cl H	248,568,421	116,612,037
Pharmaron Beijing, Cl A	1,737,278	57,570,328
Weichai Power, Cl H	35,096,100	72,766,965
Wuliangye Yibin, Cl A	2,616,446	88,354,534

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
WuXi AppTec, Cl A	4,731,894	$111,706,515

		1,249,371,642

HONG KONG — 3.3%
AIA Group	4,877,710	56,363,228
Hong Kong Exchanges & Clearing	3,739,650	230,043,553

		286,406,781

INDIA — 22.9%
Bajaj Finance	1,750,796	180,081,683
Hindalco Industries	7,046,270	46,234,021
Housing Development Finance	11,610,148	428,464,804
ICICI Bank	10,247,865	96,064,482
Infosys	5,244,556	117,857,898
Infosys ADR	19,647,039	437,146,618
JSW Steel	4,920,554	44,197,571
Reliance Industries	9,659,448	327,062,249
State Bank of India	21,889,344	132,617,744
Tata Consultancy Services	2,027,280	102,866,155
Tata Steel	4,858,848	84,237,641

		1,996,830,866

INDONESIA — 0.9%
Bank Central Asia	32,003,507	78,090,849

KAZAKHSTAN — 0.3%
Kaspi.KZ JSC GDR	285,550	30,586,542

MEXICO — 0.0%
Ternium ADR	71,842	3,038,917

NETHERLANDS — 4.1%
ASML Holding	474,294	354,328,412

RUSSIA — 16.4%
Gazprom PJSC	48,470,131	240,370,196
LUKOIL PJSC	2,287,862	217,762,786
MMC Norilsk Nickel PJSC	122,544	36,603,707
MMC Norilsk Nickel PJSC ADR	3,689,124	110,378,590
Polyus PJSC GDR	1,279,686	105,138,746
Rosneft Oil PJSC	23,488,355	198,570,110
Sberbank of Russia PJSC	71,510,510	335,631,722
Severstal PAO	2,048,622	42,804,888

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

RUSSIA (continued)
TCS Group Holding GDR	1,580,432	$144,311,426

		1,431,572,171

SOUTH AFRICA — 0.4%
Capitec Bank Holdings	264,726	32,029,081

SOUTH KOREA — 5.0%
Samsung Electronics	5,681,348	351,250,746
SK Telecom	319,128	86,854,837

		438,105,583

SPAIN — 2.1%
Banco Bilbao Vizcaya Argentaria	27,809,251	183,008,262

TAIWAN — 6.7%
Taiwan Semiconductor Manufacturing	21,225,133	438,071,493
Taiwan Semiconductor Manufacturing ADR	1,332,943	148,823,086

		586,894,579

TURKEY — 1.2%
Eregli Demir ve Celik Fabrikalari	30,359,504	56,756,930
KOC Holding	18,385,247	46,737,215

		103,494,145

UNITED STATES — 9.0%

Communication Services — 1.9%
Facebook, Cl A *	497,085	168,705,678

Information Technology — 7.1%
Lam Research	356,189	202,724,969
Monolithic Power Systems	191,321	92,729,463
NVIDIA	1,589,201	329,218,879

		624,673,311

TOTAL UNITED STATES		793,378,989

Total Common Stock (Cost $6,691,771,883)		8,088,782,511

PREFERRED STOCK — 3.9%

BRAZIL — 3.9%
Banco Bradesco*(A)	31,192,238	119,069,638
Itau Unibanco Holding(A)	14,957,300	79,495,570

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

PREFERRED STOCK — continued
	Shares	Value

BRAZIL (continued)
Petroleo Brasileiro(A)	22,413,316	$111,883,535
Raizen*(A)	24,823,931	32,391,519

		342,840,262

Total Preferred Stock (Cost $383,925,108)		342,840,262

Total Investments — 96.5% (Cost $7,075,696,991)		$8,431,622,773

Percentages are based on Net Assets of $8,737,143,124.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

The following is a summary of the level of inputs used as of September 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$521,645,692	$—	$—	$521,645,692
China	55,790,021	1,193,581,621	—	1,249,371,642
Hong Kong	—	286,406,781	—	286,406,781
India	437,146,618	1,559,684,248	—	1,996,830,866
Indonesia	—	78,090,849	—	78,090,849
Kazakhstan	—	30,586,542	—	30,586,542
Mexico	3,038,917	—	—	3,038,917
Netherlands	—	354,328,412	—	354,328,412
Russia	215,517,336	1,216,054,835	—	1,431,572,171
South Africa	—	32,029,081	—	32,029,081
South Korea	—	438,105,583	—	438,105,583
Spain	—	183,008,262	—	183,008,262
Taiwan	148,823,086	438,071,493	—	586,894,579
Turkey	—	103,494,145	—	103,494,145
United States	793,378,989	—	—	793,378,989

Total Common Stock	2,175,340,659	5,913,441,852	—	8,088,782,511

Preferred Stock Brazil	310,448,743	32,391,519	—	342,840,262

Total Investments in Securities	$2,485,789,402	$5,945,833,371	$—	$8,431,622,773

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

SECTOR WEIGHTING †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.9%
	Shares	Value

AUSTRALIA — 2.2%
Glencore	3,241,701	$15,321,326

BRAZIL — 2.6%
Petroleo Brasileiro ADR	738,235	7,633,350
Vale	744,887	10,369,006

		18,002,356

CANADA — 1.0%
Royal Bank of Canada	64,736	6,440,130

CHINA — 0.9%
China Merchants Bank, Cl H	806,272	6,410,514

DENMARK — 2.8%
Novo Nordisk, Cl B	175,561	16,951,396
Novo Nordisk ADR	23,129	2,220,615

		19,172,011

FRANCE — 1.9%
BNP Paribas	206,104	13,165,283

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

GERMANY — 1.5%
Daimler	119,396	$10,560,711

LUXEMBOURG — 1.9%
ArcelorMittal	253,421	7,688,138
ArcelorMittal ADR	185,141	5,583,853

		13,271,991

NETHERLANDS — 2.1%
ASML Holding	16,344	12,210,029
ASML Holding ADR	2,814	2,096,740

		14,306,769

RUSSIA — 3.8%
LUKOIL PJSC	82,877	7,888,381
Rosneft Oil PJSC	856,303	7,239,169
Sberbank of Russia PJSC	2,379,292	11,167,112

		26,294,662

SPAIN — 3.0%
Banco Bilbao Vizcaya Argentaria	1,817,804	11,962,680
Banco Santander	2,440,097	8,814,536

		20,777,216

TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing ADR	118,474	13,227,622

UNITED KINGDOM — 5.2%
AstraZeneca	50,709	6,114,883
AstraZeneca ADR	490,128	29,437,088

		35,551,971

UNITED STATES — 62.1%

Communication Services — 17.6%
Alphabet, Cl C *	18,192	48,487,319
Charter Communications, Cl A *	41,169	29,952,918
Facebook, Cl A *	88,829	30,147,674
Snap, Cl A *	63,412	4,684,244

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Communication Services (continued)
ZoomInfo Technologies, Cl A *	121,409	$7,429,017

		120,701,172

Consumer Discretionary — 7.0%
Amazon.com *	4,911	16,132,832
Lennar, Cl A	51,321	4,807,751
Target	118,383	27,082,479

		48,023,062

Consumer Staples — 1.9%
Philip Morris International	136,209	12,911,251

Energy — 6.0%
Devon Energy	306,963	10,900,256
Exxon Mobil	283,621	16,682,587
Occidental Petroleum	456,391	13,500,046

		41,082,889

Financials — 7.7%
Bank of America	323,444	13,730,198
Blackstone, Cl A	147,517	17,162,128
JPMorgan Chase	21,230	3,475,138
Morgan Stanley	191,403	18,625,426

		52,992,890

Health Care — 5.7%
Eli Lilly	38,792	8,962,892
UnitedHealth Group	76,668	29,957,254

		38,920,146

Information Technology — 16.2%
Adobe *	23,303	13,416,003
Microsoft	114,777	32,357,932
NVIDIA	147,388	30,532,898
salesforce.com *	55,117	14,948,833

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology (continued)
Visa, Cl A	89,496	$19,935,234

		111,190,900

TOTAL UNITED STATES		425,822,310

Total Common Stock (Cost $551,769,385)		638,324,872

PREFERRED STOCK — 3.4%

BRAZIL — 2.0%
Itau Unibanco Holding(A)	850,550	4,520,532
Petroleo Brasileiro(A)	1,810,176	9,036,097

		13,556,629

GERMANY — 1.4%
Volkswagen, 2.80%	42,400	9,442,557

Total Preferred Stock (Cost $22,737,746)		22,999,186

Total Investments— 96.3% (Cost $574,507,131)		$661,324,058

Percentages are based on Net Assets of $686,877,508.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

The following is a summary of the level of inputs used as of September 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$15,321,326	$—	$15,321,326
Brazil	18,002,356	—	—	18,002,356
Canada	6,440,130	—	—	6,440,130
China	—	6,410,514	—	6,410,514
Denmark	2,220,615	16,951,396	—	19,172,011
France	—	13,165,283	—	13,165,283
Germany	—	10,560,711	—	10,560,711
Luxembourg	5,583,853	7,688,138	—	13,271,991
Netherlands	2,096,740	12,210,029	—	14,306,769
Russia	—	26,294,662	—	26,294,662
Spain	—	20,777,216	—	20,777,216
Taiwan	13,227,622	—	—	13,227,622
United Kingdom	29,437,088	6,114,883	—	35,551,971
United States	425,822,310	—	—	425,822,310

Total Common Stock	502,830,714	135,494,158	—	638,324,872

Preferred Stock
Brazil	13,556,629	—	—	13,556,629
Germany	—	9,442,557	—	9,442,557

Total Preferred Stock	13,556,629	9,442,557	—	22,999,186

Total Investments in Securities	$516,387,343	$144,936,715	$—	$661,324,058

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

SECTOR WEIGHTING †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%
	Shares	Value

LUXEMBOURG — 3.5%
ArcelorMittal ADR	828,298	$24,981,468

UNITED KINGDOM — 2.6%
AstraZeneca ADR	301,558	18,111,574

UNITED STATES — 90.6%

Communication Services — 21.3%
Alphabet, Cl C *	23,335	62,195,009
Charter Communications, Cl A *	44,013	32,022,098
Facebook, Cl A *	107,095	36,346,972
Snap, Cl A *	97,689	7,216,286
ZoomInfo Technologies, Cl A *	203,113	12,428,485

		150,208,850

Consumer Discretionary — 8.8%
Amazon.com *	7,852	25,794,134
Lennar, Cl A	70,535	6,607,719
Target	131,243	30,024,461

		62,426,314

Consumer Staples — 4.3%
Philip Morris International	316,666	30,016,770

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Energy — 11.1%
Devon Energy	664,942	$23,612,090
Exxon Mobil	529,015	31,116,662
Occidental Petroleum	788,510	23,324,126

		78,052,878

Financials — 12.6%
Bank of America	513,546	21,800,028
Blackstone, Cl A	263,498	30,655,357
JPMorgan Chase	54,623	8,941,239
Morgan Stanley	284,687	27,702,892

		89,099,516

Health Care — 9.4%
Eli Lilly	59,098	13,654,593
Johnson & Johnson	47,734	7,709,041
Syneos Health, Cl A *	149,203	13,052,278
UnitedHealth Group	82,390	32,193,069

		66,608,981

Information Technology — 23.1%
Adobe *	32,793	18,879,586
Microsoft	174,690	49,248,605
NVIDIA	180,369	37,365,242
salesforce.com *	83,449	22,633,038
Visa, Cl A	156,471	34,853,915

		162,980,386

TOTAL UNITED STATES		639,393,695

Total Common Stock (Cost $569,247,573)		682,486,737

Total Investments — 96.7% (Cost $569,247,573)		$682,486,737

Percentages are based on Net Assets of $705,911,623.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND SEPTEMBER 30, 2021 (Unaudited)

As of September 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

SECTOR WEIGHTING †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.4%
	Shares	Value

AUSTRALIA — 1.8%
Glencore	57,888	$273,597

BRAZIL — 8.7%
Banco Bradesco ADR *	66,372	254,205
Petroleo Brasileiro ADR	69,786	721,587
Vale ADR, Cl B	27,062	377,515

		1,353,307

CANADA — 3.7%
Nutrien	5,114	331,540
Royal Bank of Canada	2,445	243,236

		574,776

CHINA — 0.8%
China Merchants Bank, Cl H	14,874	118,260

DENMARK — 4.5%
Novo Nordisk ADR	7,306	701,449

FRANCE — 0.9%
Credit Agricole	10,029	138,113

GERMANY — 4.6%
Daimler	3,275	289,677
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	739	201,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

GERMANY (continued)
Siemens	1,404	$229,637

		720,987

INDIA — 2.8%
Infosys ADR	19,411	431,895

JAPAN — 1.5%
Tokio Marine Holdings	4,282	228,835

LUXEMBOURG — 2.2%
ArcelorMittal ADR	11,330	341,713

RUSSIA — 11.6%
Gazprom PJSC	64,600	320,883
LUKOIL PJSC ADR	2,757	260,978
MMC Norilsk Nickel PJSC	885	265,068
Polyus PJSC GDR	1,138	93,498
Rosneft Oil PJSC	41,227	348,916
Sberbank of Russia PJSC	81,132	379,883
Severstal PAO GDR	6,460	134,889

		1,804,115

SINGAPORE — 0.8%
Ascendas Real Estate Investment Trust ‡	53,775	118,529

SPAIN — 2.4%
Banco Bilbao Vizcaya Argentaria	56,958	374,832

SWEDEN — 0.6%
Swedbank	4,236	85,485

SWITZERLAND — 1.6%
Roche Holding	676	246,908

TAIWAN — 2.7%
Taiwan Semiconductor Manufacturing ADR	3,678	410,649

UNITED KINGDOM — 4.7%
AstraZeneca ADR	12,230	734,534

UNITED STATES — 39.5%

Consumer Staples — 3.6%
Coca-Cola	5,616	294,672

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Staples (continued)
PepsiCo	1,796	$270,136

		564,808

Energy — 10.3%
Chevron	3,103	314,799
Devon Energy	17,663	627,213
Exxon Mobil	11,027	648,608

		1,590,620

Financials — 9.7%
AllianceBernstein Holding (A)	9,446	468,333
Bank of America	12,478	529,691
Morgan Stanley	5,268	512,629

		1,510,653

Health Care — 9.6%
AbbVie	2,863	308,832
Bristol-Myers Squibb	6,032	356,913
Johnson & Johnson	2,750	444,125
UnitedHealth Group	986	385,270

		1,495,140

Industrials — 1.9%
L3Harris Technologies	1,364	300,407

Information Technology — 4.4%
Broadcom	167	80,983
Microsoft	2,156	607,820

		688,803

TOTAL UNITED STATES		6,150,431

Total Common Stock (Cost $14,804,580)		14,808,415

Total Investments — 95.4% (Cost $14,804,580)		$14,808,415

Percentages are based on Net Assets of $15,527,298.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At September 30, 2021, these securities amounted to $468,333 or 3.0% of net assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of September 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$273,597	$—	$273,597
Brazil	1,353,307	—	—	1,353,307
Canada	574,776	—	—	574,776
China	—	118,260	—	118,260
Denmark	701,449	—	—	701,449
France	—	138,113	—	138,113
Germany	—	720,987	—	720,987
India	431,895	—	—	431,895
Japan	—	228,835	—	228,835
Luxembourg	341,713	—	—	341,713
Russia	489,365	1,314,750	—	1,804,115
Singapore	—	118,529	—	118,529
Spain	—	374,832	—	374,832
Sweden	—	85,485	—	85,485
Switzerland	—	246,908	—	246,908
Taiwan	410,649	—	—	410,649
United Kingdom	734,534	—	—	734,534
United States	6,150,431	—	—	6,150,431

Total Common Stock	11,188,119	3,620,296	—	14,808,415

Total Investments in Securities	$11,188,119	$3,620,296	$—	$14,808,415

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

SECTOR WEIGHTING †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%
	Shares	Value

AUSTRALIA — 4.0%
Glencore	132,161	$624,636

BELGIUM — 2.3%
KBC Group	3,969	356,542

BRAZIL — 8.2%
Banco Bradesco ADR *	50,153	192,086
Petroleo Brasileiro ADR	80,603	833,435
Vale ADR, Cl B	17,323	241,656

		1,267,177

CANADA — 5.0%
Nutrien	4,060	263,210
Royal Bank of Canada	5,175	514,824

		778,034

CHINA — 2.2%
China Merchants Bank, Cl H	28,837	229,278
PetroChina, Cl H	250,969	117,738

		347,016

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

DENMARK — 4.7%
Novo Nordisk, Cl B	7,525	$726,581

FRANCE — 5.5%
BNP Paribas	6,894	440,367
Credit Agricole	14,463	199,175
Vinci	2,085	216,723

		856,265

GERMANY — 6.9%
Daimler	6,578	581,832
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	714	194,850
Siemens	1,784	291,789

		1,068,471

HONG KONG — 0.6%
Hong Kong Exchanges & Clearing	1,586	97,562

INDIA — 3.4%
Infosys ADR	23,526	523,453

JAPAN — 3.8%
Inpex	20,286	158,260
Sumitomo Mitsui Financial Group	5,086	178,186
Tokio Marine Holdings	4,647	248,341

		584,787

LUXEMBOURG — 3.9%
ArcelorMittal	19,761	599,498

NETHERLANDS — 0.5%
Euronext	658	74,514

RUSSIA — 16.0%
Gazprom PJSC	126,002	625,881
LUKOIL PJSC ADR	5,393	510,501
MMC Norilsk Nickel PJSC	702	210,258
Novolipetsk Steel PJSC GDR	4,865	144,554

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

RUSSIA (continued)
Polyus PJSC GDR	1,672	$137,371
Rosneft Oil PJSC	40,112	339,479
Sberbank of Russia PJSC ADR	19,030	356,813
Severstal PAO	7,318	152,805

		2,477,662

SINGAPORE — 0.5%
Ascendas Real Estate Investment Trust ‡	36,087	79,542

SOUTH KOREA — 1.8%
Samsung Electronics GDR	177	276,936

SPAIN — 3.1%
Banco Bilbao Vizcaya Argentaria ADR	73,900	487,001

SWEDEN — 3.7%
Swedbank	4,278	86,333
Swedish Match	55,739	488,475

		574,808

SWITZERLAND — 4.1%
Novartis	2,373	194,155
Roche Holding	1,203	439,394

		633,549

TAIWAN — 3.3%
Taiwan Semiconductor Manufacturing ADR	4,574	510,687

UNITED KINGDOM — 8.0%
AstraZeneca	7,000	844,114
British American Tobacco	11,440	400,130

		1,244,244

UNITED STATES — 7.0%

Consumer Staples — 6.0%
Philip Morris International	9,804	929,321

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — 1.0%
Broadcom	336	$162,937

TOTAL UNITED STATES		1,092,258

Total Common Stock
(Cost $15,302,783)		15,281,223

PREFERRED STOCK — 0.5%

GERMANY — 0.5%
Volkswagen, 2.80%
(Cost $79,428)	317	70,597

Total Investments — 99.0%
(Cost $15,382,211)		$15,351,820

Percentages are based on Net Assets of $15,511,820.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

The following is a summary of the level of inputs used as of September 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$624,636	$—	$624,636
Belgium	—	356,542	—	356,542
Brazil	1,267,177	—	—	1,267,177
Canada	778,034	—	—	778,034
China	—	347,016	—	347,016
Denmark	—	726,581	—	726,581
France	—	856,265	—	856,265
Germany	—	1,068,471	—	1,068,471
Hong Kong	—	97,562	—	97,562
India	523,453	—	—	523,453
Japan	—	584,787	—	584,787
Luxembourg	—	599,498	—	599,498
Netherlands	—	74,514	—	74,514
Russia	1,149,239	1,328,423	—	2,477,662
Singapore	—	79,542	—	79,542
South Korea	276,936	—	—	276,936
Spain	487,001	—	—	487,001
Sweden	—	574,808	—	574,808
Switzerland	—	633,549	—	633,549
Taiwan	510,687	—	—	510,687
United Kingdom	—	1,244,244	—	1,244,244
United States	1,092,258	—	—	1,092,258

Total Common Stock	6,084,785	9,196,438	—	15,281,223

Preferred Stock
Germany	—	70,597	—	70,597

Total Investments in Securities	$6,084,785	$9,267,035	$—	$15,351,820

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

SECTOR WEIGHTING †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%
	Shares	Value

CANADA — 3.7%
Nutrien	3,976	$257,764
Royal Bank of Canada	3,212	319,530

		577,294

GERMANY — 2.8%
Daimler	4,886	435,831

LUXEMBOURG — 2.5%
ArcelorMittal ADR	13,364	403,058

UNITED KINGDOM — 2.2%
AstraZeneca ADR	5,778	347,027

UNITED STATES — 85.5%

Communication Services — 2.2%
Verizon Communications	6,305	340,533

Consumer Discretionary — 8.1%
Home Depot	1,421	466,457
McDonald’s	1,282	309,103
Target	2,209	505,353

		1,280,913

Consumer Staples — 12.8%
Altria Group	14,246	648,478

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Staples (continued)
Coca-Cola	8,351	$438,177
PepsiCo	999	150,259
Philip Morris International	8,159	773,392

		2,010,306

Energy — 16.2%
Chevron	6,454	654,758
Devon Energy	29,438	1,045,344
Exxon Mobil	14,394	846,655

		2,546,757

Financials — 20.2%
AllianceBernstein Holding (A)	10,900	540,422
Bank of America	15,817	671,432
Blackstone, Cl A	6,290	731,779
CME Group, Cl A	1,409	272,472
JPMorgan Chase	1,868	305,773
Morgan Stanley	6,866	668,130

		3,190,008

Health Care — 11.7%
AbbVie	2,703	291,573
Bristol-Myers Squibb	5,700	337,269
Johnson & Johnson	3,803	614,185
Merck	1,877	140,981
UnitedHealth Group	1,185	463,027

		1,847,035

Industrials — 3.5%
L3Harris Technologies	1,421	312,961
United Parcel Service, Cl B	1,328	241,829

		554,790

Information Technology — 8.5%
Broadcom	632	306,476
Microsoft	2,526	712,130
Texas Instruments	1,641	315,416

		1,334,022

Materials — 2.3%
Newmont	6,670	362,181

TOTAL UNITED STATES		13,466,545

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Total Common Stock
(Cost $15,097,358)		$15,229,755

Total Investments — 96.7%
(Cost $15,097,358)		$15,229,755

Percentages are based on Net Assets of $15,746,957.

(A)	Security considered Master Limited Partnership. At September 30, 2021, these securities amounted to $540,422 or 3.4% of net assets.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Assets:
Investments, at Value (Cost $7,075,696,991, $574,507,131 and $569,247,573)	$8,431,622,773	$661,324,058	$682,486,737
Foreign Currency, at Value (Cost $21,520,209, $1,357,168 and $–)	21,520,199	1,357,167	–
Cash	224,634,800	24,807,447	25,728,178
Receivable for Investment Securities Sold	106,320,557	8,236,684	11,182,547
Dividend and Interest Receivable	16,841,630	223,164	380,224
Receivable for Capital Shares Sold	16,614,871	909,762	2,705,754
Unrealized Gain on Foreign Spot Currency Contracts	34,276	–	–
Reclaim Receivable	–	244,738	–
Other Prepaid Expenses	83,413	55,882	20,123

Total Assets	8,817,672,519	697,158,902	722,503,563

Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities	61,711,015	–	–
Payable for Capital Shares Redeemed	7,054,969	303,801	8,204
Payable to Investment Adviser	6,650,184	377,756	250,665
Payable for Investment Securities Purchased	3,874,663	9,464,713	16,214,156
Payable to Administrator	239,465	18,823	19,410
Chief Compliance Officer Fees Payable	7,315	122	161
Payable to Trustees	2,056	267	198
Unrealized Loss on Foreign Spot Currency Contracts	–	7,384	–
Shareholder Servicing Fees Payable, Investor Shares	–	104	–
Other Accrued Expenses and Other Payables	989,728	108,424	99,146

Total Liabilities	80,529,395	10,281,394	16,591,940

Net Assets	$8,737,143,124	$686,877,508	$705,911,623

Net Assets Consist of:
Paid-in Capital	$7,333,289,497	$604,124,551	$588,897,841
Total Distributable Earnings	1,403,853,627	82,752,957	117,013,782

Net Assets	$8,737,143,124	$686,877,508	$705,911,623

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Investor Shares:
Net Assets	$166,787,807	$2,162,676	$2,198,875
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	9,553,059	150,324	137,539
Net Asset Value, Offering and Redemption Price Per Share	$17.46	$14.39	$15.99

Institutional Shares:
Net Assets	$8,499,636,880	$636,107,488	$694,602,247
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	484,412,784	44,106,577	43,349,790
Net Asset Value, Offering and Redemption Price Per Share	$17.55	$14.42	$16.02

R6 Shares:
Net Assets	$70,718,437	$48,607,344	$9,110,501
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	4,030,471	3,371,594	568,387
Net Asset Value, Offering and Redemption Price Per Share	$17.55	$14.42	$16.03

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Global Quality Dividend Income Fund	GQG Partners International Quality Dividend Income Fund	GQG Partners U.S. Quality Dividend Income Fund
Assets:
Investments, at Value (Cost $14,804,580, $15,382,211 and $15,097,358)	$14,808,415	$15,351,820	$15,229,755
Foreign Currency, at Value (Cost $–, $8,669 and $–)	–	8,669	–
Cash	518,294	67,080	958,364
Receivable for Investment Securities Sold	424,841	571,994	–
Dividend and Interest Receivable	46,916	57,013	25,832
Receivable from Investment Advisor	13,489	13,132	15,010
Deferred Offering Costs (Note 2)	1,711	1,711	1,711
Reclaim Receivable	953	2,653	–
Unrealized Gain on Foreign Spot Currency Contracts	474	–	–
Other Prepaid Expenses	2,412	2,411	2,412

Total Assets	15,817,505	16,076,483	16,233,084

Liabilities:
Payable for Investment Securities Purchased	273,035	547,592	472,347
Payable to Administrator	5,342	5,342	5,342
Payable to Trustees	9	9	9
Chief Compliance Officer Fees Payable	6	6	6
Unrealized Loss on Foreign Spot Currency Contracts	–	372	–
Other Accrued Expenses and Other Payables	11,815	11,342	8,423

Total Liabilities	290,207	564,663	486,127

Net Assets	$15,527,298	$15,511,820	$15,746,957

Net Assets Consist of:
Paid-in Capital	$15,501,222	$15,550,197	$15,550,197
Total Distributable Earnings/(Loss)	26,076	(38,377)	196,760

Net Assets	$15,527,298	$15,511,820	$15,746,957

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Global Quality Dividend Income Fund	GQG Partners International Quality Dividend Income Fund	GQG Partners U.S. Quality Dividend Income Fund
Investor Shares:
Net Assets	$990,037	$986,273	$1,011,168
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	100,011	100,011	100,011
Net Asset Value, Offering and Redemption Price Per Share	$9.90	$9.86	$10.11

Institutional Shares:
Net Assets	$14,537,261	$14,525,547	$14,735,789
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,468,292	1,473,200	1,457,723
Net Asset Value, Offering and Redemption Price Per Share	$9.90	$9.86	$10.11

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30, 2021 AND JULY 31, 2021

STATEMENTS OF OPERATIONS

	GQG Partners Emerging Markets Equity Fund
	Period Ended September 30, 2021(1) (Unaudited)	Year Ended July 31, 2021

Investment Income:
Dividends	$65,330,986	$145,979,972
Interest	2,624	19,811
Less: Foreign Taxes Withheld	(2,536,936)	(16,471,808)

Total Investment Income	62,796,674	129,527,975

Expenses:
Investment Advisory Fees	13,388,759	61,777,382
Administration Fees	485,241	2,531,756
Shareholder Serving Fees, Investor Shares	52,738	260,007
Trustees’ Fees	6,419	32,239
Chief Compliance Officer Fees	3,381	9,943
Custodian Fees	361,990	1,597,867
Registration and Filing Fees	135,415	477,441
Transfer Agent Fees	74,812	420,665
Legal Fees	17,383	108,487
Audit Fees	6,251	25,361
Printing Fees	–	188,650
Other Expenses	64,937	102,317

Total Expenses	14,597,326	67,532,115

Less:
Waiver of Investment Advisory Fees	(508,262)	(556,088)
Advisory Waiver Recapture - Note 5	544,647	633,046
Fees Paid Indirectly	(2,140)	(18,193)

Net Expenses	14,631,571	67,590,880

Net Investment Income	48,165,103	61,937,095

Net Realized Gain (Loss) on:
Investments	(85,628,582)	395,544,724
Foreign Currency Transactions	(1,833,181)	(8,681,722)

Net Realized Gain (Loss)	(87,461,763)	386,863,002

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(31,334,135)	406,364,273
Accrued Foreign Capital Gains Tax on Appreciated Securities	(25,383,989)	(23,034,369)
Foreign Currency Translation	(872,321)	507,983

Net Change in Unrealized Appreciation (Depreciation)	(57,590,445)	383,837,887

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(145,052,208)	770,700,889

Net Increase (Decrease) in Net Assets Resulting from Operations	$(96,887,105)	$832,637,984

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30, 2021 AND JULY 31, 2021

STATEMENTS OF OPERATIONS

(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30, 2021 AND JULY 31, 2021

STATEMENTS OF OPERATIONS

	GQG Partners Global Quality Equity Fund
	Period Ended September 30, 2021(1) (Unaudited)	Year Ended July 31, 2021

Investment Income:
Dividends	$3,686,085	$6,841,904
Interest	252	801
Less: Foreign Taxes Withheld	(67,395)	(382,851)

Total Investment Income	3,618,942	6,459,854

Expenses:
Investment Advisory Fees	754,841	2,589,327
Administration Fees	37,878	145,707
Shareholder Serving Fees, Investor Shares	525	2,319
Trustees’ Fees	477	1,843
Chief Compliance Officer Fees	277	1,987
Registration and Filing Fees	31,990	119,730
Transfer Agent Fees	13,193	77,659
Custodian Fees	12,217	56,178
Audit Fees	6,175	25,061
Legal Fees	1,298	6,003
Printing Fees	–	10,746
Other Expenses	5,095	9,392

Total Expenses	863,966	3,045,952

Less:
Waiver of Investment Advisory Fees	(33,111)	(57,565)
Advisory Waiver Recapture - Note 5	36,736	–
Fees Paid Indirectly	(41)	(223)

Net Expenses	867,550	2,988,164

Net Investment Income	2,751,392	3,471,690

Net Realized Gain (Loss) on:
Investments	(5,653,826)	(981,838)
Foreign Currency Transactions	(29,761)	(328,813)

Net Realized Loss	(5,683,587)	(1,310,651)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,515,460)	67,418,398
Foreign Currency Translation	(7,317)	1,745

Net Change in Unrealized Appreciation (Depreciation)	(8,522,777)	67,420,143

Net Realized and Unrealized Gain (Loss) on Investments and Foreign
Currency Transactions	(14,206,364)	66,109,492

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,454,972)	$69,581,182

(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30, 2021 AND JULY 31, 2021

STATEMENTS OF OPERATIONS

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30, 2021 AND JULY 31, 2021

STATEMENTS OF OPERATIONS

	GQG Partners US Select Quality Equity Fund
	Period Ended September 30, 2021(1) (Unaudited)	Year Ended July 31, 2021

Investment Income:
Dividends	$1,639,208	$6,115,812
Interest	248	1,121
Less: Foreign Taxes Withheld	–	(32,469)

Total Investment Income	1,639,456	6,084,464

Expenses:
Investment Advisory Fees	531,492	2,125,763
Administration Fees	38,522	170,900
Trustees’ Fees	496	2,003
Shareholder Serving Fees, Investor Shares	375	1,645
Chief Compliance Officer Fees	284	2,088
Registration and Filing Fees	17,214	91,498
Transfer Agent Fees	13,509	79,191
Audit Fees	6,175	25,061
Custodian Fees	1,593	8,858
Legal Fees	1,344	6,946
Printing Fees	–	8,135
Other Expenses	5,043	7,681

Total Expenses	616,047	2,529,769

Less:
Waiver of Investment Advisory Fees	(214,438)	(211,769)
Advisory Waiver Recapture - Note 5	176,735	–
Fees Paid Indirectly	(8)	(71)

Net Expenses	578,336	2,317,929

Net Investment Income	1,061,120	3,766,535

Net Realized Gain (Loss) on:
Investments	(6,499,846)	6,466,282

Net Realized Gain (Loss)	(6,499,846)	6,466,282

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(14,210,766)	101,748,985

Net Change in Unrealized Appreciation (Depreciation)	(14,210,766)	101,748,985

Net Realized and Unrealized Gain (Loss) on Investments	(20,710,612)	108,215,267

Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,649,492)	$111,981,802

(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS FOR THE PERIOD ENDED SEPTEMBER 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

	GQG Partners Global Quality Dividend Income Fund(1)	GQG Partners International Quality Dividend Income Fund(1)	GQG Partners U.S. Quality Dividend Income Fund(1)
Investment Income:
Dividends	$149,949	$169,468	$90,124
Interest	10	7	8
Less: Foreign Taxes Withheld	(11,495)	(14,170)	(708)

Total Investment Income	138,464	155,305	89,424

Expenses:
Investment Advisory Fees	17,169	17,114	12,007
Administration Fees	16,383	16,383	16,383
Trustees’ Fees	9	9	9
Chief Compliance Officer Fees	6	6	6
Offering Costs	19,659	19,659	19,659
Transfer Agent Fees	10,717	10,717	10,717
Audit Fees	8,368	8,368	8,268
Custodian Fees	4,243	4,269	1,813
Registration and Filing Fees	500	500	500
Legal Fees	26	26	26
Other Expenses	929	929	557

Total Expenses	78,009	77,980	69,945

Less:
Waiver of Investment Advisory Fees	(17,169)	(17,114)	(12,007)
Reimbursement from Adviser	(41,030)	(40,066)	(44,865)

Net Expenses	19,810	20,800	13,073

Net Investment Income	118,654	134,505	76,351

Net Realized Gain (Loss) on:
Investments	(93,482)	(135,818)	(11,988)
Foreign Currency Transactions	(2,302)	(6,309)	–

Net Realized Loss	(95,784)	(142,127)	(11,988)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,835	(30,391)	132,397
Foreign Currency Translation	(629)	(364)	–

Net Change in Unrealized Appreciation (Depreciation)	3,206	(30,755)	132,397

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(92,578)	(172,882)	120,409

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,076	$(38,377)	$196,760

(1) Commenced operations on June 30, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2021(1) (Unaudited)	Year Ended July 31, 2021	Year Ended July 31, 2020
Operations:
Net Investment Income	$48,165,103	$61,937,095	$16,359,974
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(87,461,763)	386,863,002	(161,941,351)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Accrued Foreign Capital Gains Tax on Appreciated Securities and Foreign Currency Translation	(57,590,445)	383,837,887	770,182,427

Net Increase (Decrease) in Net Assets Resulting From Operations	(96,887,105)	832,637,984	624,601,050

Distributions
Investor Shares	–	(204,085)	(264,999)
Institutional Shares	–	(14,768,602)	(24,733,663)
R6 Shares	–	(72,130)	(169,528)

Total Distributions	–	(15,044,817)	(25,168,190)

Capital Share Transactions (2):
Investor Shares
Issued	14,291,270	137,607,604	81,909,119
Reinvestment of Distributions	–	201,627	259,980
Redeemed	(19,873,280)	(67,469,610)	(23,704,568)

Net Investor Shares Transactions	(5,582,010)	70,339,621	58,464,531

Institutional Shares
Issued	479,841,326	4,276,032,754	2,465,279,489
Reinvestment of Distributions	–	11,352,390	18,651,790
Redeemed	(314,926,987)	(933,212,221)	(575,019,294)

Net Institutional Shares Transactions	164,914,339	3,354,172,923	1,908,911,985

R6 Shares
Issued	17,344,616	50,810,727	8,144,710
Reinvestment of Distributions	–	72,130	169,528
Redeemed	(11,114,406)	(12,757,155)	(2,048,762)

Net R6 Shares Transactions	6,230,210	38,125,702	6,265,476

Net Increase in Net Assets From Capital Share Transactions	165,562,539	3,462,638,246	1,973,641,992

Total Increase in Net Assets	68,675,434	4,280,231,413	2,573,074,852

Net Assets:
Beginning of Year or Period	8,668,467,690	4,388,236,277	1,815,161,425

End of Year or Period	$8,737,143,124	$8,668,467,690	$4,388,236,277

(1) For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).

(2)	See Note 7 in Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September
	30, 2021(1)	Year Ended	Year Ended
	(Unaudited)	July 31, 2021	July 31, 2020
Operations:
Net Investment Income	$2,751,392	$3,471,690	$399,863
Net Realized Loss on Investments and Foreign Currency Transactions	(5,683,587)	(1,310,651)	(3,157,298)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(8,522,777)	67,420,143	27,213,931

Net Increase (Decrease) in Net Assets Resulting From Operations	(11,454,972)	69,581,182	24,456,496

Distributions
Institutional Shares	–	(397,457)	(28,984)
R6 Shares	–	(358)	(98)

Total Distributions	–	(397,815)	(29,082)

Capital Share Transactions (2):
Investor Shares
Issued	185,350	946,932	829,887
Redeemed	(2,794)	(435,871)	(82,432)

Net Investor Shares Transactions	182,556	511,061	747,455

Institutional Shares
Issued	40,294,633	432,020,577	170,687,747
Reinvestment of Distributions	–	395,333	28,962
Redeemed	(4,145,369)	(88,747,400)	(11,336,661)

Net Institutional Shares Transactions	36,149,264	343,668,510	159,380,048

R6 Shares
Issued	–	49,246,709	–
Reinvestment of Distributions	–	358	98
Redeemed	(3,200,000)	–	–

Net R6 Shares Transactions	(3,200,000)	49,247,067	98

Net Increase in Net Assets From Capital Share Transactions	33,131,820	393,426,638	160,127,601

Total Increase in Net Assets	21,676,848	462,610,005	184,555,015

Net Assets:
Beginning of Year or Period	665,200,660	202,590,655	18,035,640

End of Year or Period	$686,877,508	$665,200,660	$202,590,655

(1) For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).

(2) See Note 7 in Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	September
	30, 2021(1)	Year Ended	Year Ended
	(Unaudited)	July 31, 2021	July 31, 2020
Operations:
Net Investment Income	$1,061,120	$3,766,535	$388,135
Net Realized Gain (Loss) on Investments	(6,499,846)	6,466,282	2,955,429
Net Change in Unrealized Appreciation (Depreciation) on Investments	(14,210,766)	101,748,985	21,793,361

Net Increase (Decrease) in Net Assets Resulting From Operations	(19,649,492)	111,981,802	25,136,925

Distributions
Investor Shares	–	(9,539)	(3,115)
Institutional Shares	–	(3,506,010)	(314,395)
R6 Shares	–	(2,421)	(1,875)

Total Distributions	–	(3,517,970)	(319,385)

Capital Share Transactions (2):
Investor Shares
Issued	73,467	819,339	721,171
Reinvestment of Distributions	–	9,539	3,115
Redeemed	(1,167)	(225,864)	(97,175)

Net Investor Shares Transactions	72,300	603,014	627,111

Institutional Shares
Issued	60,171,804	434,141,334	97,493,399
Reinvestment of Distributions	–	3,239,261	314,395
Redeemed	(18,334,088)	(38,607,432)	(794,684)

Net Institutional Shares Transactions	41,837,716	398,773,163	97,013,110

R6 Shares
Issued	12,433	9,982,295	–
Reinvestment of Distributions	–	2,421	1,875
Redeemed	(571,331)	(1,159,336)	–

Net R6 Shares Transactions	(558,898)	8,825,380	1,875

Net Increase in Net Assets From Capital Share Transactions	41,351,118	408,201,557	97,642,096

Total Increase in Net Assets	21,701,626	516,665,389	122,459,636

Net Assets:
Beginning of Year or Period	684,209,997	167,544,608	45,084,972

End of Year or Period	$705,911,623	$684,209,997	$167,544,608

(1) For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).

(2) See Note 7 in Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended,
September
30, 2021(1)
(Unaudited)
Operations:
Net Investment Income	$118,654
Net Realized Loss on Investments and Foreign Currency Transactions	(95,784)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	3,206

Net Increase in Net Assets Resulting From Operations	26,076

Capital Share Transactions (2):
Investor Shares
Issued	1,000,116
Redeemed	(5)

Net Investor Shares Transactions	1,000,111

Institutional Shares
Issued	14,501,116
Redeemed	(5)

Net Institutional Shares Transactions	14,501,111

Net Increase in Net Assets From Capital Share Transactions	15,501,222

Total Increase in Net Assets	15,527,298

Net Assets:
Beginning of Period	–

End of Period	$15,527,298

(1) Commenced operations on June 30, 2021.

(2) See Note 7 in Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended,
September
30, 2021(1)
(Unaudited)
Operations:
Net Investment Income	$134,505
Net Realized Loss on Investments and Foreign Currency Transactions	(142,127)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(30,755)

Net Decrease in Net Assets Resulting From Operations	(38,377)

Capital Share Transactions (2):
Investor Shares
Issued	1,000,116
Redeemed	(5)

Net Investor Shares Transactions	1,000,111

Institutional Shares
Issued	14,550,091
Redeemed	(5)

Net Institutional Shares Transactions	14,550,086

Net Increase in Net Assets From Capital Share Transactions	15,550,197

Total Increase in Net Assets	15,511,820

Net Assets:
Beginning of Period	–

End of Period	$15,511,820

(1) Commenced operations on June 30, 2021.

(2) See Note 7 in Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended,
September
30, 2021(1)
(Unaudited)
Operations:
Net Investment Income	$76,351
Net Realized Loss on Investments	(11,988)
Net Change in Unrealized Appreciation on Investments	132,397

Net Increase in Net Assets Resulting From Operations	196,760

Capital Share Transactions (2):
Investor Shares
Issued	1,000,116
Redeemed	(5)

Net Investor Shares Transactions	1,000,111

Institutional Shares
Issued	14,550,091
Redeemed	(5)

Net Institutional Shares Transactions	14,550,086

Net Increase in Net Assets From Capital Share Transactions	15,550,197

Total Increase in Net Assets	15,746,957

Net Assets:
Beginning of Period	–

End of Period	$15,746,957

(1) Commenced operations on June 30, 2021.

(2) See Note 7 in Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended					Period
	September					Ended
	30, 2021(1)	Year Ended	Year Ended	Year Ended	Year Ended	July 31,
	(Unaudited)	July 31, 2021	July 31, 2020	July 31, 2019	July 31, 2018	2017(2)
Net Asset Value, Beginning of Year/Period	$17.65	$14.84	$13.11	$12.43	$12.14	$10.00

Income from Investment Operations:
Net Investment Income*	0.09	0.13	0.07	0.14	0.07	0.12
Net Realized and Unrealized Gain (Loss)	(0.28)	2.71	1.80	0.61	0.24^	2.02

Total from Investment Operations	(0.19)	2.84	1.87	0.75	0.31	2.14

Dividends and Distributions:
Net Investment Income	—	(0.03)	(0.14)	(0.07)	(0.02)	—

Total Dividends and Distributions	—	(0.03)	(0.14)	(0.07)	(0.02)	—

Net Asset Value, End of Year/ Period	$17.46	$17.65	$14.84	$13.11	$12.43	$12.14

Total Return†	(1.08)%	19.12%	14.39%	6.10%	2.57%	21.40%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$166,788	$173,963	$88,121	$18,124	$9,932	$2,123
Ratio of Expenses to Average Net Assets	1.16%††(3)	1.16%(3)	1.16%	1.20%	1.26%	1.33%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)	1.16%††	1.16%	1.22%	1.26%	1.33%	1.95%††
Ratio of Net Investment Income to Average Net Assets	3.02%††	0.72%	0.53%	1.17%	0.55%	1.83%††
Portfolio Turnover Rate	10%‡	101%	93%	74%	94%	45%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on December 28, 2016.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended					Period
	September					Ended
	30, 2021(1)	Year Ended	Year Ended	Year Ended	Year Ended	July 31,
	(Unaudited)	July 31, 2021	July 31, 2020	July 31, 2019	July 31, 2018	2017(2)
Net Asset Value, Beginning of Year/Period	$17.74	$14.90	$13.15	$12.47	$12.17	$10.00

Income from Investment Operations:
Net Investment Income*	0.10	0.16	0.09	0.18	0.10	0.14
Net Realized and Unrealized Gain (Loss)	(0.29)	2.72	1.82	0.59	0.23 ^	2.03

Total from Investment Operations	(0.19)	2.88	1.91	0.77	0.33	2.17

Dividends and Distributions:
Net Investment Income	—	(0.04)	(0.16)	(0.09)	(0.03)	—

Total Dividends and Distributions	—	(0.04)	(0.16)	(0.09)	(0.03)	—

Net Asset Value, End of Year/ Period	$17.55	$17.74	$14.90	$13.15	$12.47	$12.17

Total Return†	(1.07)%	19.35%	14.62%	6.31%	2.72%	21.70%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$8,499,637	$8,429,150	$4,276,901	$1,783,796	$928,267	$201,233
Ratio of Expenses to Average Net Assets	0.98%††(3)	0.98%(3)	0.98%	1.01%	1.08%	1.08%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)	0.98%††	0.98%	1.03%	1.07%	1.15%	1.69%††
Ratio of Net Investment Income to Average Net Assets	3.24%††	0.90%	0.67%	1.46%	0.79%	2.08%††
Portfolio Turnover Rate	10%‡	101%	93%	74%	94%	45%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on December 28, 2016.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Year or Period

	R6 Shares
	Period Ended					Period
	September					Ended
	30, 2021(1)	Year Ended	Year Ended	Year Ended	Year Ended	July 31,
	(Unaudited)	July 31, 2021	July 31, 2020	July 31, 2019	July 31, 2018	2017(2)
Net Asset Value, Beginning of Year/Period	$17.74	$14.90	$13.14	$12.47	$12.17	$10.00

Income from Investment Operations:
Net Investment Income*	0.10	0.21	0.08	0.19	0.14	0.10
Net Realized and Unrealized Gain (Loss)	(0.29)	2.67	1.84	0.57	0.19 ^	2.07

Total from Investment Operations	(0.19)	2.88	1.92	0.76	0.33	2.17

Dividends and Distributions:
Net Investment Income	—	(0.04)	(0.16)	(0.09)	(0.03)	—

Total Dividends and Distributions	—	(0.04)	(0.16)	(0.09)	(0.03)	—

Net Asset Value, End of Year/ Period	$17.55	$17.74	$14.90	$13.14	$12.47	$12.17

Total Return†	(1.07)%	19.35%	14.71%	6.23%	2.72%	21.70%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$70,718	$65,354	$23,214	$13,241	$5,575	$315
Ratio of Expenses to Average Net Assets	0.98%††(3)	0.98%(3)	0.98%	1.01%	1.08%	1.08%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)	0.98%††	0.98%	1.03%	1.07%	1.15%	1.85%††
Ratio of Net Investment Income to Average Net Assets	3.28%††	1.17%	0.65%	1.57%	1.06%	1.53%††
Portfolio Turnover Rate	10%‡	101%	93%	74%	94%	45%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on December 28, 2016.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended
	September
	30, 2021(1)	Year Ended	Year Ended	Period Ended
	(Unaudited)	July 31, 2021	July 31, 2020	July 31, 2019(2)
Net Asset Value, Beginning of Year/ Period	$14.62	$12.48	$10.48	$10.00

Income from Investment Operations:
Net Investment Income*	0.06	0.08	0.04	0.03
Net Realized and Unrealized Gain (Loss)	(0.29)	2.06	1.96	0.45

Total from Investment Operations	(0.23)	2.14	2.00	0.48

Net Asset Value, End of Year/Period	$14.39	$14.62	$12.48	$10.48

Total Return†	(1.57)%	17.15%	19.08%	4.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$2,163	$2,017	$1,252	$334
Ratio of Expenses to Average Net Assets	0.90%††(3)	0.90%	0.90%	0.90%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)	0.90%††	0.91%	1.35%	3.91%††
Ratio of Net Investment Income to Average Net Assets	2.25%††	0.62%	0.33%	0.74%††
Portfolio Turnover Rate	9%‡	124%	123%	43%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on March 29, 2019.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY
EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended
	September
	30, 2021(1)	Year Ended	Year Ended	Period Ended
	(Unaudited)	July 31, 2021	July 31, 2020	July 31, 2019(2)
Net Asset Value, Beginning of Year/ Period	$14.65	$12.50	$10.48	$10.00

Income from Investment Operations:
Net Investment Income*	0.06	0.12	0.05	0.03
Net Realized and Unrealized Gain (Loss)	(0.29)	2.04	1.97	0.45

Total from Investment Operations	(0.23)	2.16	2.02	0.48

Dividends and Distributions:
Net Investment Income	—	(0.01)	—^	—

Total Dividends and Distributions	—	(0.01)	—	—

Net Asset Value, End of Year/Period	$14.42	$14.65	$12.50	$10.48

Total Return†	(1.57)%	17.33%	19.32%	4.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$636,107	$610,670	$201,026	$17,439
Ratio of Expenses to Average Net Assets	0.75%††(3)	0.75%	0.75%	0.75%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)	0.75%††	0.76%	1.14%	3.75%††
Ratio of Net Investment Income to Average Net Assets	2.37%††	0.86%	0.48%	0.88%††
Portfolio Turnover Rate	9%‡	124%	123%	43%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on March 29, 2019.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share
		Outstanding Throughout the Year or Period

	R6 Shares
	Period Ended
	September
	30, 2021(1)	Year Ended	Year Ended	Period Ended
	(Unaudited)	July 31, 2021	July 31, 2020	July 31, 2019(2)
Net Asset Value, Beginning of Year/ Period	$14.64	$12.50	$10.48	$10.00

Income from Investment Operations:
Net Investment Income*	0.06	0.19	0.05	0.03
Net Realized and Unrealized Gain (Loss)	(0.28)	1.96	1.97	0.45

Total from Investment Operations	(0.22)	2.15	2.02	0.48

Dividends and Distributions:
Net Investment Income	—	(0.01)	—^	—

Total Dividends and Distributions	—	(0.01)	—	—

Net Asset Value, End of Year/Period	$14.42	$14.64	$12.50	$10.48

Total Return†	(1.50)%	17.25%	19.32%	4.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$48,607	$52,514	$313	$262
Ratio of Expenses to Average Net Assets	0.75%††(3)	0.75%	0.75%	0.75%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)	0.75%††	0.76%	1.29%	3.77%††
Ratio of Net Investment Income to Average Net Assets	2.33%††	1.32%	0.50%	0.95%††
Portfolio Turnover Rate	9%‡	124%	123%	43%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on March 29, 2019.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share
		Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended
	September
	30, 2021(1)	Year Ended	Year Ended	Period Ended
	(Unaudited)	July 31, 2021	July 31, 2020	July 31, 2019(2)
Net Asset Value, Beginning of Year/ Period	$16.42	$13.37	$10.71	$10.00

Income from Investment Operations:
Net Investment Income*	0.02	0.09	0.05	0.07
Net Realized and Unrealized Gain (Loss)	(0.45)	3.05	2.68	0.65

Total from Investment Operations	(0.43)	3.14	2.73	0.72

Dividends and Distributions:
Net Investment Income	—	(0.01)	(0.07)	(0.01)
Capital Gains	—	(0.08)	—	—

Total Dividends and Distributions	—	(0.09)	(0.07)	(0.01)

Net Asset Value, End of Year/Period	$15.99	$16.42	$13.37	$10.71

Total Return†	(2.62)%	23.57%	25.62%	7.20%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$2,199	$2,186	$1,233	$377
Ratio of Expenses to Average Net Assets	0.59%††(3)	0.59%	0.60%	0.71%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)	0.62%††	0.63%	0.94%	4.18%††
Ratio of Net Investment Income to Average Net Assets	0.80%††	0.61%	0.47%	0.87%††
Portfolio Turnover Rate	15%‡	143%	163%	155%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on September 28, 2018.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share
		Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended
	September
	30, 2021(1)	Year Ended	Year Ended	Period Ended
	(Unaudited)	July 31, 2021	July 31, 2020	July 31, 2019(2)
Net Asset Value, Beginning of Year/ Period	$16.45	$13.39	$10.72	$10.00

Income from Investment Operations:
Net Investment Income*	0.03	0.12	0.06	0.07
Net Realized and Unrealized Gain (Loss)	(0.46)	3.04	2.68	0.66

Total from Investment Operations	(0.43)	3.16	2.74	0.73

Dividends and Distributions:
Net Investment Income	—	(0.02)	(0.07)	(0.01)
Capital Gains	—	(0.08)	—	—

Total Dividends and Distributions	—	(0.10)	(0.07)	(0.01)

Net Asset Value, End of Year/Period	$16.02	$16.45	$13.39	$10.72

Total Return†	(2.61)%	23.69%	25.72%	7.33%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$694,602	$672,120	$165,974	$44,440
Ratio of Expenses to Average Net Assets	0.49%††(3)	0.49%	0.54%	0.59%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)	0.52%††	0.53%	0.86%	1.82%††
Ratio of Net Investment Income to Average Net Assets	0.90%††	0.80%	0.54%	0.79%††
Portfolio Turnover Rate	15%‡	143%	163%	155%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on September 28, 2018.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share
		Outstanding Throughout the Year or Period

	R6 Shares
	Period Ended
	September
	30, 2021(1)	Year Ended	Year Ended	Period Ended
	(Unaudited)	July 31, 2021	July 31, 2020	July 31, 2019(2)
Net Asset Value, Beginning of Year/ Period	$16.46	$13.39	$10.73	$10.00

Income from Investment Operations:
Net Investment Income*	0.03	0.13	0.07	0.08
Net Realized and Unrealized Gain (Loss)	(0.46)	3.04	2.66	0.66

Total from Investment Operations	(0.43)	3.17	2.73	0.74

Dividends and Distributions:
Net Investment Income	—	(0.02)	(0.07)	(0.01)
Capital Gains	—	(0.08)	—	—

Total Dividends and Distributions	—	(0.10)	(0.07)	(0.01)

Net Asset Value, End of Year/Period	$16.03	$16.46	$13.39	$10.73

Total Return†	(2.61)%	23.77%	25.60%	7.43%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$9,111	$9,904	$337	$268
Ratio of Expenses to Average Net Assets	0.49%††(3)	0.49%	0.54%	0.59%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Recaptured Fees)	0.52%††	0.53%	0.93%	3.76%††
Ratio of Net Investment Income to Average Net Assets	0.90%††	0.84%	0.60%	0.99%††
Portfolio Turnover Rate	15%‡	143%	163%	155%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on September 28, 2018.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Period

Investor Shares
Period Ended
September 30,
2021(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income*	0.10
Net Realized and Unrealized Loss	(0.20)

Total from Investment Operations	(0.10)

Net Asset Value, End of Period	$9.90

Total Return†	(1.00)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$990
Ratio of Expenses to Average Net Assets	0.75%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.95%††
Ratio of Net Investment Income to Average Net Assets	4.14%††
Portfolio Turnover Rate	24%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

Institutional Shares
Period Ended
September 30,
2021(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income*	0.11
Net Realized and Unrealized Loss	(0.21)

Total from Investment Operations	(0.10)

Net Asset Value, End of Period	$9.90

Total Return†	(1.00)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$14,537
Ratio of Expenses to Average Net Assets	0.75%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.95%††
Ratio of Net Investment Income to Average Net Assets	4.53%††
Portfolio Turnover Rate	24%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Period

Investor Shares
Period Ended
September 30,
2021(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income*	0.11
Net Realized and Unrealized Loss	(0.25)

Total from Investment Operations	(0.14)

Net Asset Value, End of Period	$9.86

Total Return†	(1.40)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$986
Ratio of Expenses to Average Net Assets	0.79%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.96%††
Ratio of Net Investment Income to Average Net Assets	4.51%††
Portfolio Turnover Rate	16%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Period

Institutional Shares
Period Ended
September 30,
2021(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income*	0.13
Net Realized and Unrealized Loss	(0.27)

Total from Investment Operations	(0.14)

Net Asset Value, End of Period	$9.86

Total Return†	(1.40)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$14,526
Ratio of Expenses to Average Net Assets	0.79%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.96%††
Ratio of Net Investment Income to Average Net Assets	5.17%††
Portfolio Turnover Rate	16%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Period

Investor Shares
Period Ended
September 30,
2021(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income*	0.07
Net Realized and Unrealized Gain	0.04

Total from Investment Operations	0.11

Net Asset Value, End of Period	$10.11

Total Return†	1.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,011
Ratio of Expenses to Average Net Assets	0.49%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.62%††
Ratio of Net Investment Income to Average Net Assets	2.82%††
Portfolio Turnover Rate	7%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share
Outstanding Throughout the Period

Institutional Shares
Period Ended
September 30,
2021(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income*	0.07
Net Realized and Unrealized Gain	0.04

Total from Investment Operations	0.11

Net Asset Value, End of Period	$10.11

Total Return†	1.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$14,736
Ratio of Expenses to Average Net Assets	0.49%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.62%††
Ratio of Net Investment Income to Average Net Assets	2.87%††
Portfolio Turnover Rate	7%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
SEPTEMBER 30, 2021
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund (each a “Fund” and collectively, the “Funds”). The investment objective of GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund is to seek long-term capital appreciation. The investment objective of GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund is to seek long-term capital appreciation and dividend income. Each of the Funds is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than diversified funds. GQG Partners LLC serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer Investor Shares, Institutional Shares and R6 Shares. The GQG Partners Emerging Markets Equity Fund, GQG Partners US Select Quality Equity Fund, and GQG Partners Global Quality Equity Fund commenced operations on December 28, 2016, September 28, 2018, and March 29, 2019, respectively. The GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund commenced operations on June 30, 2021. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held. Effective September 23, 2021, the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund changed their fiscal year end to March 31.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time each Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which each Fund calculates its net asset value, it may request that a Committee meeting be called.

The GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund and the GQG Partners International Quality Dividend Income Fund use Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Funds’ based on certain factors and methodologies (involving, generally, tracking

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

For the period ended September 30, 2021, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended September 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any significant interest or penalties.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The GQG Partners Emerging Markets Equity Fund has accrued foreign tax in the amount of $61,711,015 presented on the Statement of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Participation Notes (P-Notes) – To the extent consistent with its Investment Objective and Strategies, each Fund may acquire P-Notes issued by participating banks or broker dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Funds are relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Funds will incur transaction costs as a result of investments in P-Notes.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash—Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes—Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. As of September 30, 2021, the GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund have $1,711, $1,711 and $1,711 remaining to be amortized as presented on the Statements of Assets and Liabilities.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended September 30, 2021, GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund were charged $485,241, $37,878, $38,522, $16,383, $16,383, $16,383, respectively.

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) that provides that a Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Funds’ Investor Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended September 30, 2021, the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund earned credits of $2,140, $41 and $8. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GQG Partners LLC provides investment advisory services to the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund at a fee calculated at an annual rate of 0.90%, 0.65%, 0.45%, 0.65%, 0.65% and 0.45%, respectively, of the Funds’ respective average daily net assets.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses for the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund after fee reductions and/or expense reimbursements (excluding any class specific expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares, Institutional Shares and R6 Shares from exceeding 98 basis points, 75 basis points and 49 basis points of the Funds’ respective average daily net assets until November 30, 2022 (the “Contractual Expense Limit”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements with respect to a Fund, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund operating expenses are below the Contractual Expense Limit. This agreement may be terminated with respect to the Fund by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2022.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses for the GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund after fee reductions and/or expense reimbursements (excluding any class specific expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares and Institutional Shares from exceeding 75 basis points, 79 basis points and 49 basis points as set forth below until July 31, 2022 (the “Contractual Expense Limit”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements with respect to a Fund, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

operating expenses are below the Contractual Expense Limit. This agreement may be terminated with respect to the Fund by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on July 31, 2022.

For the period ended September 30, 2021, the Adviser recaptured previously waived fees of $544,647, $36,736 and $176,735 for the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund, respectively.

As of September 30, 2021, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement are as follows:

Period	Subject to Repayment until September 30:	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners U.S. Select Quality Equity Fund	GQG Partners Global Quality Dividend Income Fund		GQG Partners International Quality Dividend Income Fund		GQG Partners U.S. Quality Dividend Income Fund
2019	2022	$578,724	$170,955	$293,277	$	N/A	$	N/A	$	N/A
2020	2023	1,092,760	302,632	223,198		N/A		N/A		N/A
2021	2024	508,262	33,111	214,438		58,199		57,180		56,871
		$2,179,746	$506,698	$730,913		$58,199		$57,180		$56,871

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended September 30, 2021, were as follows:

	GQG Partners Emerging	GQG Partners Global Quality	GQG Partners US Select
	Markets Equity Fund	Equity Fund	Quality Equity Fund

Purchases
U.S. Government	$—	$—	$—
Other	1,189,626,837	87,791,823	136,475,972
Sales
U.S. Government	$—	$—	$—
Other	890,819,451	58,886,226	104,038,298

	GQG Partners Global Quality	GQG Partners International	GQG Partners U.S. Quality
	Dividend Income Fund	Quality Dividend Income Fund	Dividend Income Fund

Purchases
U.S. Government	$—	$—	$—
Other	17,499,686	17,301,220	15,912,125
Sales
U.S. Government	$—	$—	$—
Other	2,601,577	1,783,161	802,778

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

7. Share Transactions:

	Period Ended
	September
	30, 2021	Year Ended	Year Ended
	(Unaudited)(1)	July 31, 2021	July 31, 2020
GQG Partners Emerging Markets Equity Fund

Investor Shares

Issued	797,802	7,679,415	6,365,038

Reinvestment of Distributions	–	11,302	19,373

Redeemed	(1,098,828)	(3,774,112)	(1,829,669)

Total Investor Shares Transactions	(301,026)	3,916,605	4,554,742

Institutional Shares

Issued	26,627,598	240,505,450	196,586,362

Reinvestment of Distributions	–	633,858	1,385,720

Redeemed	(17,458,873)	(52,977,911)	(46,573,982)

Total Institutional Shares Transactions	9,168,725	188,161,397	151,398,100

R6 Shares

Issued	949,917	2,871,685	698,352

Reinvestment of Distributions	–	4,027	12,604

Redeemed	(603,861)	(749,537)	(160,083)

Total R6 Shares Transactions	346,056	2,126,175	550,873

Net Increase in Shares Outstanding From Share Transactions	9,213,755	194,204,177	156,503,715

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

	Period Ended
	September
	30, 2021	Year Ended	Year Ended
	(Unaudited)(1)	July 31, 2021	July 31, 2020
GQG Partners Global Quality Equity Fund

Investor Shares

Issued	12,523	71,297	76,013

Redeemed	(185)	(33,671)	(7,534)

Total Investor Shares Transactions	12,338	37,626	68,479

Institutional Shares

Issued	2,698,038	32,321,315	15,430,178

Reinvestment of Distributions	–	30,670	2,570

Redeemed	(278,610)	(6,747,619)	(1,013,698)

Total Institutional Shares Transactions	2,419,428	25,604,366	14,419,050

R6 Shares

Issued	–	3,561,132	–

Reinvestment of Distributions	–	28	8

Redeemed	(214,586)	–	–

Total R6 Shares Transactions	(214,586)	3,561,160	8

Net Increase in Shares Outstanding From Share Transactions	2,217,180	29,203,152	14,487,537

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

	Period Ended
	September
	30, 2021	Year Ended	Year Ended
	(Unaudited)(1)	July 31, 2021	July 31, 2020
GQG Partners US Select Quality Equity Fund)

Investor Shares

Issued	4,427	56,159	65,157

Reinvestment of Distributions	–	680	270

Redeemed	(69)	(15,896)	(8,366)

Total Investor Shares Transactions	4,358	40,943	57,061

Institutional Shares

Issued	3,602,096	30,888,592	8,289,414

Reinvestment of Distributions	–	230,283	27,173

Redeemed	(1,108,845)	(2,658,168)	(65,222)

Total Institutional Shares Transactions	2,493,251	28,460,707	8,251,365

R6 Shares

Issued	746	649,754	–

Reinvestment of Distributions	–	172	162

Redeemed	(34,192)	(73,284)	–

Total R6 Shares Transactions	(33,446)	576,642	162

Net Increase in Shares Outstanding From Share Transactions	2,464,163	29,078,292	8,308,588

	Period Ended
	September
	30, 2021
	(Unaudited)(2)
GQG Partners Global Quality Dividend Income Fund

Investor Shares

Issued	100,012

Redeemed	(1)

Total Investor Shares Transactions	100,011

Institutional Shares

Issued	1,468,293

Redeemed	(1)

Total Institutional Shares Transactions	1,468,292

Net Increase in Shares Outstanding From Share Transactions	1,568,303

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

Period Ended
September
30, 2021
(Unaudited)(2)
GQG Partners International Quality Dividend Income Fund

Investor Shares

Issued	100,012

Redeemed	(1)

Total Investor Shares Transactions	100,011

Institutional Shares

Issued	1,473,201

Redeemed	(1)

Total Institutional Shares Transactions	1,473,200

Net Increase in Shares Outstanding From Share Transactions	1,573,211

Period Ended
September
30, 2021
(Unaudited)(2)
GQG Partners U.S. Quality Dividend Income Fund

Investor Shares

Issued	100,012

Redeemed	(1)

Total Investor Shares Transactions	100,011

Institutional Shares

Issued	1,457,724

Redeemed	(1)

Total Institutional Shares Transactions	1,457,723

Net Increase in Shares Outstanding From Share Transactions	1,557,734

(1) For the period August 1, 2021 to September 30, 2021. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).

(2) Commenced operations on June 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the fiscal year ended July 31, 2021 and July 31, 2020 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
GQG Partners Emerging Markets Equity Fund
2021	$15,044,817	$—	$—	$15,044,817
2020	25,168,190	—	—	25,168,190
GQG Partners US Select Quality Equity Fund
2021	$3,108,808	$409,162	$—	$3,517,970
2020	319,385	—	—	319,385
GQG Partners Global Quality Equity Fund
2021	$397,815	$—	$—	$397,815
2020	29,082	—	—	29,082

As of July 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

GQG Partners Emerging Markets Equity Fund

Undistributed Ordinary Income	$47,556,730
Undistributed Long-Term Capital Gains	129,548,986
Unrealized Appreciation	1,323,635,017
Other Temporary Differences	(1)

Total Distributable Earnings	$1,500,740,732

GQG Partners US Select Quality Equity Fund

Undistributed Ordinary Income	$4,045,488
Undistributed Long-Term Capital Gains	5,947,365
Unrealized Appreciation	126,670,424
Other Temporary Differences	(3)

Total Distributable Earnings	$136,663,274

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

GQG Partners Global Quality Equity Fund

Undistributed Ordinary Income	$3,144,020
Capital Loss Carryforwards	(1,875,578)
Unrealized Appreciation	92,939,491
Other Temporary Differences	(4)

Total Distributable Earnings	$94,207,929

During the year ended July 31, 2021 the funds listed below utilized capital loss carryforwards to offset capital gains:

GQG Partners Emerging Markets Equity Fund	$141,713,067
GQG Partners Global Quality Equity Fund	2,628,310

Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
GQG Partners Emerging Markets Equity Fund	$—	$—	$—
GQG Partners US Select Quality Equity Fund	—	—	—
GQG Partners Global Quality Equity Fund	1,875,578	—	1,875,578

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years and passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at September 30, 2021, were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GQG Partners Emerging Markets Equity Fund	$7,075,696,991	$1,562,845,595	$(206,919,813)	$1,355,925,782
GQG Partners Global Quality Equity Fund	574,507,131	94,970,767	(8,153,840)	86,816,927
GQG Partners US Select Quality Equity Fund	569,247,573	116,374,146	(3,134,982)	113,239,164
GQG Partners Global Quality Dividend Income Fund	14,804,580	454,892	(451,057)	3,835
GQG Partners International Quality Dividend Income Fund	15,382,211	387,549	(417,940)	(30,391)
GQG Partners U.S. Quality Dividend Income Fund	15,097,358	428,134	(295,737)	132,397

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that a Fund will achieve its investment objective. You could lose money by investing in a Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management Risk (All Funds) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Depositary Receipts Risk (All Funds) – ADRs are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. GDRs, EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

The Funds may invest in unsponsored depositary receipts, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs thereof, and the depositaries of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information to the market and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Equity Risk (All Funds) – Equity securities include common and preferred stocks, depositary receipts, and P-Notes. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Depositary receipts are described above and P-Notes are described below. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

ETF Risk (GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund) – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

Dividend-Paying Investments Risk (GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund) - The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

Foreign Company Risk (All Funds) – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (All Funds) – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Securities/Emerging Markets Risk (All Funds) – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts or P-Notes) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Geographic Focus Risk (All Funds) – To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk (All Funds) – A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities in which the Fund invests.

Investment Style Risk (All Funds) – Each Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use differing investing styles.

IPO Risk (All Funds) – The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described below.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Large Capitalization Company Risk (All Funds) – The large capitalization companies in which a Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of a Fund’s shares may affect the Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk (All Funds) – Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (All Funds) – The value of the securities in which the Funds invest may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

conditions, events and actions may result in greater market risk. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

New Fund Risk (GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund) – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification Risk (All Funds) – Each Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that a Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Participation Notes Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund and GQG Partners International Quality Dividend Income Fund) – P-Notes are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks of investing directly in the underlying security.

Proprietary Model Risk (GQG Partners Global Quality Dividend Income Fund, GQG Partners international Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund) - Proprietary models that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models.

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Small- and Mid-Capitalization Company Risk (All Funds) – The small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Stock Connect Investing Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund and GQG Partners International Quality Dividend Income Fund) – Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. A Fund’s investments in A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, a Fund may be subject to the risk of price fluctuations of A Shares during the time when Stock Connect is not trading. Because of the way in which A shares are held in Stock Connect, a Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai Stock Exchange or Shenzhen Stock Exchange becomes insolvent. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

U.S. Treasury Securities Risk (GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund) – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

10. Other:

At September 30, 2021, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding, were as follows:

GQG Partners Emerging Markets Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	77%
Institutional Shares	2	38%
R6 Shares	3	65%

GQG Partners Global Quality Equity Fund	No. of Shareholders	% Ownership
Investor Shares	2	71%
Institutional Shares	3	72%
R6 Shares	1	99%

GQG Partners US Select Quality Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	97%
Institutional Shares	3	75%
R6 Shares	1	96%

GQG Partners Global Quality Dividend Income Fund	No. of Shareholders	% Ownership
Investor Shares	1	100%
Institutional Shares	2	100%

GQG Partners International Quality Dividend Income Fund	No. of Shareholders	% Ownership
Investor Shares	1	100%
Institutional Shares	2	100%

GQG Partners U.S. Quality Dividend Income Fund	No. of Shareholders	% Ownership
Investor Shares	1	100%
Institutional Shares	2	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

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11. Subsequent Events:

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated by the end of calendar year 2021 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Funds’ custodian effective as of the Closing Date.

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of September 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2021 to September 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

GQG Partners Emerging Markets Equity Fund

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Investor Shares
Actual Portfolio Return	$1,000.00	$989.80	1.16%	$5.79
Hypothetical 5% Return	1,000.00	1,019.25	1.16	5.87
Institutional Shares
Actual Portfolio Return	$1,000.00	$990.40	0.98	$4.89
Hypothetical 5% Return	1,000.00	1,020.16	0.98	4.96
R6 Shares
Actual Portfolio Return	$1,000.00	$990.40	0.98	$4.89
Hypothetical 5% Return	1,000.00	1,020.16	0.98	4.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

GQG Partners Global Quality Equity Fund

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Investor Shares
Actual Portfolio Return	$1,000.00	$1,099.30	0.90%	$4.74
Hypothetical 5% Return	1,000.00	1,020.56	0.90	4.56
Institutional Shares
Actual Portfolio Return	$1,000.00	$1,099.90	0.75	$3.95
Hypothetical 5% Return	1,000.00	1,021.31	0.75	3.80
R6 Shares
Actual Portfolio Return	$1,000.00	$1,099.90	0.75	$3.95
Hypothetical 5% Return	1,000.00	1,021.31	0.75	3.80

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

GQG Partners US Select Quality Equity Fund

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Investor Shares
Actual Portfolio Return	$1,000.00	$1,099.00	0.59%	$3.10
Hypothetical 5% Return	1,000.00	1,022.11	0.59	2.99
Institutional Shares
Actual Portfolio Return	$1,000.00	$1,098.80	0.49	$2.58
Hypothetical 5% Return	1,000.00	1,022.61	0.49	2.48
R6 Shares
Actual Portfolio Return	$1,000.00	$1,099.50	0.59	$3.11
Hypothetical 5% Return	1,000.00	1,022.11	0.59	2.99

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

GQG Partners Global Quality Dividend Income Fund(1)

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Annualized Expense Ratios	Expenses Paid During Period
Investor Shares
Actual Portfolio Return	$1,000.00	$990.00	0.75%	$1.88*
Hypothetical 5% Return	1,000.00	1,021.31	0.75	3.80**
Institutional Shares
Actual Portfolio Return	$1,000.00	$990.00	0.75	$1.88*
Hypothetical 5% Return	1,000.00	1,021.31	0.75	3.80**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since inception to period end).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(1)	Commenced operations on June 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

GQG Partners International Quality Dividend Income Fund(1)

	Beginning	Ending
	Account	Account
	Value	Value	Annualized	Expenses
	4/1/21	9/30/21	Expense Ratios	Paid During Period
Investor Shares
Actual Portfolio Return	$1,000.00	$986.00	0.79%	$1.98*
Hypothetical 5% Return	1,000.00	1,021.11	0.79	4.00**
Institutional Shares
Actual Portfolio Return	$1,000.00	$986.00	0.79	$1.98*
Hypothetical 5% Return	1,000.00	1,021.11	0.79	4.00**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since inception to period end).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(1)	Commenced operations on June 30, 2021.

GQG Partners Us Quality Dividend Income Fund(1)

	Beginning	Ending
	Account	Account
	Value	Value	Annualized	Expenses
	4/1/21	9/30/21	Expense Ratios	Paid During Period
Investor Shares
Actual Portfolio Return	$1,000.00	$1,011.00	0.49%	$1.24*
Hypothetical 5% Return	1,000.00	1,022.61	0.49	2.48**
Institutional Shares
Actual Portfolio Return	$1,000.00	$1,011.00	0.49	$1.24*
Hypothetical 5% Return	1,000.00	1,022.61	0.49	2.48**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since inception to period end).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(1)	Commenced operations on June 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2021 (Unaudited)

INVESTMENT ADVISORY AGREEMENT

GQG Partners Global Quality Dividend Income Fund

GQG Partners International Quality Dividend Income Fund

GQG Partners US Quality Dividend Income Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on June 24, 2021 to decide whether to approve the Agreement for an initial two-year term (the “June Meeting”). The June Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the June Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the June Meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Funds’ proposed advisory fees to be paid to the Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (v) the Adviser’s compliance program, including a description of any material compliance matters and any material compliance violations; (vi) the Adviser’s policies on and compliance procedures for personal securities transactions; (vii) the Adviser’s investment experience; and (viii) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the June Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

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At the June Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Funds. The response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Funds, was available to the Board.

The Trustees also considered other services to be provided to the Funds by the Adviser such as monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into an expense limitation and fee waiver arrangement with the Funds.

Investment Performance, Profitability and Economies of Scale

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Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

GQG Partners Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-362-8333

Investment Adviser:

GQG Partners LLC

450 East Las Olas Boulevard, Suite 750

Fort Lauderdale, FL 33301

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

GQG-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: December 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: December 8, 2021

By (Signature and Title)*	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: December 8, 2021

*	Print the name and title of each signing officer under his or her signature.